STOCKHOLDERS' DEFICIT - Common Stock (Details) - $ / shares		6 Months Ended	12 Months Ended
	Jul. 21, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	Feb. 10, 2023	Dec. 31, 2021	Feb. 08, 2021
Fair Value Measurements
Number of shares of common stock authorized			207,450,050	500,000,000		207,450,050
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued			138,848,177	37,159,600		138,825,356
Priveterra common stock, outstanding prior to the Merger			138,825,356	37,159,600		138,825,356
Convertible preferred stock issuable in series, shares issued			21,257,708			21,257,708
Convertible preferred stock issuable in series, shares outstanding			21,257,708			21,257,708
Shares issued upon converted basis	1
PRIVETERRA ACQUISITION CORP.
Fair Value Measurements
Aggregated shares issued upon converted basis (in percent)			1.00%
Shares issued upon converted basis		1
PRIVETERRA ACQUISITION CORP. | Class A member
Fair Value Measurements
Number of shares of common stock authorized		280,000,000	280,000,000			280,000,000
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock issuable in series, shares outstanding		25,597,728
Ratio to be applied to the stock in the conversion			20.00%
PRIVETERRA ACQUISITION CORP. | Class A common stock subject to redemption
Fair Value Measurements
Convertible preferred stock issuable in series, shares outstanding		2,002,272	27,600,000			27,600,000
PRIVETERRA ACQUISITION CORP. | Class A common stock not subject to redemption
Fair Value Measurements
Common shares, shares issued		0	0			0
Priveterra common stock, outstanding prior to the Merger		0	0			0
PRIVETERRA ACQUISITION CORP. | Class B common stock
Fair Value Measurements
Number of shares of common stock authorized		20,000,000	20,000,000			20,000,000
Common stock, par value		$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued		6,900,000	6,900,000			6,900,000	6,900,000
Priveterra common stock, outstanding prior to the Merger		6,900,000	6,900,000			6,900,000	6,900,000
Ratio to be applied to the stock in the conversion		20.00%	20.00%